Schedule of Investments - Virtus Newfleet High Yield Bond ETF

October 31, 2021 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 84.6%
Communication Services – 11.2%
Cars.com, Inc., 6.38%, 11/01/28(1)	$40,000	$41,914
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(1)	40,000	41,500
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	45,000	46,519
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	5,096
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	35,000	35,656
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	20,000	20,540
CommScope, Inc., 7.13%, 07/01/28(1)	25,000	24,695
CommScope, Inc., 4.75%, 09/01/29(1)	5,000	4,912
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	15,000	8,505
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/27(1)	20,000	20,758
Frontier Communications Holdings LLC, 6.75%, 05/01/29(1)	45,000	46,350
iHeartCommunications, Inc., 8.38%, 05/01/27	21,420	22,839
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	50,000	47,373
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	30,000	30,637
Mav Acquisition Corp., 8.00%, 08/01/29(1)	40,000	38,970
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	40,000	39,374
Millennium Escrow Corp., 6.63%, 08/01/26(1)	35,000	35,626
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(1)	5,000	4,887
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(1)	35,000	33,659
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 09/15/26(1)	20,000	20,346
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 09/15/28(1)	30,000	30,046
ROBLOX Corp., 3.88%, 05/01/30(1)	5,000	4,988
TripAdvisor, Inc., 7.00%, 07/15/25(1)	30,000	31,763
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	57,912
Total Communication Services		694,865
Consumer Discretionary – 18.9%
Adtalem Global Education, Inc., 5.50%, 03/01/28(1)	35,000	35,394
Ambience Merger Sub, Inc., 4.88%, 07/15/28(1)	10,000	9,831
Ambience Merger Sub, Inc., 7.13%, 07/15/29(1)	40,000	38,608
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	45,000	47,025
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	15,000	15,796
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	15,000	16,819
Caesars Entertainment, Inc., 4.63%, 10/15/29(1)	25,000	25,151
Carnival Corp., 7.63%, 03/01/26(1)	70,000	73,839
Carriage Services, Inc., 4.25%, 05/15/29(1)	40,000	40,120
Carvana Co., 5.63%, 10/01/25(1)	30,000	30,675
Carvana Co., 5.88%, 10/01/28(1)	15,000	15,281
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	25,000	26,588
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(1)	25,000	24,687
Security Description	Principal	Value
CORPORATE BONDS (continued) Consumer Discretionary (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	$35,000	$36,269
Ford Motor Co., 9.00%, 04/22/25	25,000	30,094
Ford Motor Co., 4.75%, 01/15/43	15,000	16,404
Gap, Inc. (The), 3.88%, 10/01/31(1)	45,000	44,156
Golden Nugget, Inc., 8.75%, 10/01/25(1)	40,000	41,674
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(1)	40,000	40,840
International Game Technology PLC, 5.25%, 01/15/29(1)	5,000	5,262
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	40,650
M/I Homes, Inc., 4.95%, 02/01/28	40,000	41,650
McGraw-Hill Education, Inc., 6.50%, 05/15/29(1)	30,000	29,745
Michaels Cos, Inc. (The), 5.25%, 05/01/28(1)	5,000	5,056
Michaels Cos, Inc. (The), 7.88%, 05/01/29(1)	15,000	15,172
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	40,000	41,300
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	52,578
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	45,000	45,844
Royal Caribbean Cruises Ltd., 4.25%, 07/01/26(1)	20,000	19,425
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(1)	15,000	15,300
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(1)	10,000	10,188
Scientific Games International, Inc., 8.25%, 03/15/26(1)	20,000	21,225
Scientific Games International, Inc., 7.00%, 05/15/28(1)	20,000	21,634
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(1)	40,000	40,800
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	30,263
Tenneco, Inc., 5.38%, 12/15/24	15,000	14,884
Tenneco, Inc., 5.13%, 04/15/29(1)	35,000	34,738
Vista Outdoor, Inc., 4.50%, 03/15/29(1)	45,000	45,113
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	35,000	36,270
Total Consumer Discretionary		1,176,348
Consumer Staples – 3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	35,000	36,673
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/25(1)	30,000	31,200
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	31,012
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	35,000	35,297
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	15,000	14,997

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

October 31, 2021 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued) Consumer Staples (continued)
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	$40,000	$40,601
Vector Group Ltd., 5.75%, 02/01/29(1)	35,000	34,869
Total Consumer Staples		224,649
Energy – 14.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	40,000	40,668
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	41,900
Antero Resources Corp., 8.38%, 07/15/26(1)	11,000	12,389
Antero Resources Corp., 7.63%, 02/01/29(1)	5,000	5,544
Antero Resources Corp., 5.38%, 03/01/30(1)	15,000	15,896
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	40,000	43,674
Callon Petroleum Co., 8.00%, 08/01/28(1)	5,000	5,046
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	26,249
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	45,000	46,969
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	5,000	5,319
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	35,831
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	25,000	25,781
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	55,000	54,547
DT Midstream, Inc., 4.13%, 06/15/29(1)	35,000	35,294
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	35,000	36,312
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	10,862
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	11,138
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	35,569
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	25,000	25,697
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	25,000	25,692
Nabors Industries Ltd., 7.25%, 01/15/26(1)	30,000	29,151
Occidental Petroleum Corp., 5.50%, 12/01/25	5,000	5,506
Occidental Petroleum Corp., 3.50%, 08/15/29	30,000	30,488
Occidental Petroleum Corp., 6.63%, 09/01/30	40,000	48,996
Occidental Petroleum Corp., 6.13%, 01/01/31	45,000	53,944
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	40,000	41,295
Southwestern Energy Co., 5.38%, 02/01/29(1)	40,000	42,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31	15,000	16,192
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	13,282
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	20,000	20,700
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	5,094

Security Description	Principal	Value
CORPORATE BONDS (continued) Energy (continued)
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	$35,000	$36,267
Total Energy		883,542
Financials – 7.2%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	30,337
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	35,000	33,819
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(2)(3)	34,000	35,339
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	49,203
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	40,000	39,596
Coinbase Global, Inc., 3.63%, 10/01/31(1)	40,000	38,150
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	10,000	10,487
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	55,000	57,269
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	55,000	55,352
Navient Corp., 5.88%, 10/25/24	25,000	26,749
OneMain Finance Corp., 7.13%, 03/15/26	25,000	28,406
Prospect Capital Corp., 3.71%, 01/22/26	45,000	45,857
Total Financials		450,564
Health Care – 7.4%
Akumin, Inc., 7.00%, 11/01/25(1)	60,000	57,393
Avantor Funding, Inc., 3.88%, 11/01/29(1)	10,000	10,009
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	20,965
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	25,000	26,031
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	15,454
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	5,000	4,922
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	20,026
DaVita, Inc., 4.63%, 06/01/30(1)	35,000	35,219
Encompass Health Corp., 4.50%, 02/01/28	35,000	35,677
Lannett Co., Inc., 7.75%, 04/15/26(1)	15,000	13,863
Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	40,000	39,650
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(1)	15,000	14,944
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(1)	5,000	5,081
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(1)	15,000	15,766
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	6,000	6,398
Prime Healthcare Services, Inc., 7.25%, 11/01/25(1)	5,000	5,331
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	40,000	40,750
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	35,000	31,033

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

October 31, 2021 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued) Health Care (continued)
Tenet Healthcare Corp., 4.88%, 01/01/26(1)	$15,000	$15,394
Tenet Healthcare Corp., 6.25%, 02/01/27(1)	30,000	31,200
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	15,000	15,694
Total Health Care		460,800
Industrials – 8.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	45,000	47,335
American Airlines Group, Inc., 5.00%, 06/01/22(1)	20,000	20,075
American Airlines, Inc., 11.75%, 07/15/25(1)	55,000	68,200
BCPE Ulysses Intermediate, Inc., 7.75%, 04/01/27, 7.50% Cash 8.50% PIK(1)(4)	35,000	33,440
Boeing Co. (The), 5.93%, 05/01/60	30,000	42,280
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	39,461
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	40,000	38,766
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	21,083
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	35,000	36,061
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	11,275
LBM Acquisition LLC, 6.25%, 01/15/29(1)	15,000	14,590
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	20,000	21,485
OT Merger Corp., 7.88%, 10/15/29(1)	20,000	19,727
TransDigm, Inc., 6.25%, 03/15/26(1)	20,000	20,900
TransDigm, Inc., 5.50%, 11/15/27	20,000	20,500
United Airlines, Inc., 4.38%, 04/15/26(1)	5,000	5,179
United Airlines, Inc., 4.63%, 04/15/29(1)	30,000	30,967
Vertiv Group Corp., 4.13%, 11/15/28(1)	40,000	39,850
Total Industrials		531,174
Information Technology – 3.5%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	10,237
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	10,000	10,425
MicroStrategy, Inc., 6.13%, 06/15/28(1)	25,000	25,686
NCR Corp., 5.13%, 04/15/29(1)	45,000	46,072
Plantronics, Inc., 4.75%, 03/01/29(1)	40,000	36,771
Rocket Software, Inc., 6.50%, 02/15/29(1)	35,000	33,484
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	51,563
Total Information Technology		214,238
Materials – 5.5%
Chemours Co. (The), 5.75%, 11/15/28(1)	40,000	41,150
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	15,000	15,994
Cleveland-Cliffs, Inc., 4.63%, 03/01/29(1)	5,000	5,187
Freeport-McMoRan, Inc., 5.45%, 03/15/43	30,000	37,777
Glatfelter Corp., 4.75%, 11/15/29(1)	30,000	30,600
Louisiana-Pacific Corp., 3.63%, 03/15/29(1)	60,000	60,438
LSB Industries, Inc., 6.25%, 10/15/28(1)	5,000	5,054
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	60,000	58,184
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	20,000	20,954
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	20,000	20,373

Security Description	Principal	Value
CORPORATE BONDS (continued) Materials (continued)
U.S. Steel Corp., 6.88%, 03/01/29	$30,000	$32,138
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	15,000	15,169
Total Materials		343,018
Real Estate – 2.4%
iStar, Inc., 4.25%, 08/01/25	40,000	41,050
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	35,000	35,313
Service Properties Trust, 7.50%, 09/15/25	35,000	38,749
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	35,000	35,875
Total Real Estate		150,987
Utilities – 2.2%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	10,000	9,756
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	15,000	14,614
PG&E Corp., 5.25%, 07/01/30	40,000	41,840
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	30,000	31,988
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	35,000	36,774
Total Utilities		134,972
Total Corporate Bonds
(Cost $5,184,242)		5,265,157
TERM LOANS – 7.2%
Aerospace – 0.9%
American Airlines, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28(2)	5,000	5,214
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	50,000	53,316
Total Aerospace		58,530
Financials – 0.3%
Asurion LLC, 5.33%, (1-Month USD LIBOR + 5.25%), 01/31/28(2)	20,000	19,948

Forest Prod/Containers – 0.4%
Kloeckner Pentaplast of America, Inc., 5.25%, (3-Month USD LIBOR + 4.75%), 02/12/26(2)	24,875	24,813

Gaming/Leisure – 0.5%
ECL Entertainment LLC, 8.25%, (1-Month USD LIBOR + 7.50%), 05/01/28(2)	9,975	10,218
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	24,095	23,561
Total Gaming/Leisure		33,779
Health Care – 1.2%
One Call Corp., 6.25%, (3-Month USD LIBOR + 5.50%), 04/22/27(2)	34,913	35,240
Viant Medical Holdings, Inc., 3.83%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	39,693	38,601
Total Health Care		73,841
Information Technology – 1.5%
Applied Systems, Inc., 6.25%, (3-Month USD LIBOR + 5.50%), 09/19/25(2)	60,000	60,954

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

October 31, 2021 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued) Information Technology (continued)
Boxer Parent Co, Inc., 6.00%, (3-Month USD LIBOR + 5.50%), 03/23/26(2)	$15,000	$15,203
Infinite Bidco LLC, 7.50%, (3-Month USD LIBOR + 7.00%), 03/02/29(2)	15,000	15,150
Total Information Technology		91,307
Manufacturing – 0.5%
Arcline FM Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	15,000	15,038
Arcline FM Holdings LLC, 9.25%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	15,000	15,075
Total Manufacturing		30,113
Media/Telecom - Telecommunications – 0.3%
Securus Technologies Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 11/01/24(2)	19,845	19,032

Service – 1.0%
Grab Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 01/29/26(2)	39,800	40,264
Sweetwater Borrower LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 08/07/28(2)	20,000	20,025
Total Service		60,289
Utilities – 0.6%
Lightstone Holdco LLC, 4.75%, (3-Month USD LIBOR + 3.75%), 01/30/24(2)	18,932	16,787
Lightstone Holdco LLC, 0.00%, (3-Month USD LIBOR + 3.75%), 01/30/24(5)	18,932	16,788
Lightstone Holdco LLC, 4.75%, (3-Month USD LIBOR + 3.75%), 01/30/24(2)	1,068	947
Lightstone Holdco LLC, 0.00%, (3-Month USD LIBOR + 3.75%), 01/30/24(5)	1,068	947
Total Utilities		35,469
Total Term Loans
(Cost $435,732)		447,121
FOREIGN BONDS – 6.2%
Communication Services – 0.5%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	28,465

Energy – 1.8%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	40,000	43,642
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	40,000	43,563
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	25,868
Total Energy		113,073

Security Description	Principal	Value
FOREIGN BONDS (continued)
Health Care – 0.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	$35,000	$33,031

Industrials – 1.7%
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(1)	45,000	46,912
Bombardier, Inc., 6.00%, 02/15/28 (Canada)(1)	20,000	20,200
Seaspan Corp., 5.50%, 08/01/29 (Hong Kong)(1)	5,000	5,056
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	35,000	35,755
Total Industrials		107,923
Materials – 1.7%
Eldorado Gold Corp., 6.25%, 09/01/29 (Turkey)(1)	40,000	40,662
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	60,000	62,100
Total Materials		102,762
Total Foreign Bonds
(Cost $370,175)		385,254
MONEY MARKET FUND - 2.3%
JP Morgan U.S. Government Money Market Institutional Shares, 0.01%(6) (Cost $141,761)	141,761	141,761
TOTAL INVESTMENTS - 100.3%
(Cost $6,131,910)		6,239,293
Liabilities in Excess of Other Assets - (0.3)%		(19,534)
Net Assets - 100.0%		$6,219,759

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2021, the aggregate value of these securities was $4,591,729, or 73.8% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(3)	Perpetual security with no stated maturity date.
(4)	Payment in-kind security.
(5)	The loan will settle after October 31, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(6)	The rate shown reflects the seven-day yield as of October 31, 2021.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

PIK — Payment in-Kind

USD —  United States Dollar

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

October 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$–	$5,265,157	$–	$5,265,157
Term Loans	–	447,121	–	447,121
Foreign Bonds	–	385,254	–	385,254
Money Market Fund	141,761	–	–	141,761
Total	$141,761	$6,097,532	$–	$6,239,293

See Notes to the Schedules of Investments